Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Reserve for chargebacks	$ 4.1	$ 3.3	$ 1.7
Cumulative profit sharing payment recognized	$ 8.5	$ 6.9	4.2
Revenue, practical expedient, incremental cost of obtaining contract	true	true
Other Long-term Liabilities
Disaggregation of Revenue [Line Items]
Reserve for chargebacks	$ 1.9	$ 1.5	0.4
Prepaid Expenses and Other Current Assets
Disaggregation of Revenue [Line Items]
Cumulative profit sharing payment recognized	0.8	0.3	0.1
Other Noncurrent Assets [Member]
Disaggregation of Revenue [Line Items]
Cumulative profit sharing payment recognized	7.7	6.6	4.1
Accrued Expenses
Disaggregation of Revenue [Line Items]
Reserve for chargebacks	$ 2.2	$ 1.8	$ 1.3